ACCOUNTS PAYABLE AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
ACCOUNTS PAYABLE AND OTHER CURRENT LIABILITIES
Payroll and related expenses	$ 30,581	$ 23,741
Accounts payable	17,258	15,128
Accrued expenses for goods or services	12,642	10,537
Notes payables	13,182
Advance from long-term investments disposal		8,347
Contract liabilities	1,916	3,229
Tax payables	7,398	1,812
Warrants liability (note 12)		0
Finance lease liabilities (note 9)	529	532
Amounts reimbursable to employees	338	761
Welfare payable	346	281
Others	1,071	2,180
Total	$ 85,261	$ 66,548